Investments in subsidiaries (Subsidiaries acquired from business combinations not under common control) (Detail)		12 Months Ended
	Feb. 15, 2017	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PKR (₨)
Disclosure of subsidiaries [line items]
Percentage of equity interest held, Interest		63.64%
Weihai Power
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		Held directly
Registered capital		¥ 1,822,176,621
Business nature and scope of operations		Power generation
Percentage of equity interest held, Interest		60.00%
Percentage of equity interest held, Voting		60.00%
Huaneng Huaiyin Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		Held indirectly
Registered capital		¥ 305,111,720
Business nature and scope of operations		Power generation
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Huade County Daditaihong Wind Power Utilization Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		Held directly
Registered capital		¥ 196,400,000
Business nature and scope of operations		Wind power development and utilisation
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Huaneng Zhanhua Co-generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		Held directly
Registered capital		¥ 190,000,000
Business nature and scope of operations		Production and sale of electricity and thermal energy
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Shandong Hualu Sea Transportation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		Held directly
Registered capital		¥ 100,000,000
Business nature and scope of operations		Cargo transportation along domestic coastal areas, and goods storage
Percentage of equity interest held, Interest		53.00%
Percentage of equity interest held, Voting		53.00%
Huaneng Qingdao Port Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		Held directly
Registered capital		¥ 219,845,009
Business nature and scope of operations		Loading and conveying warehousing, conveying, water carriage materials supply
Percentage of equity interest held, Interest		51.00%
Percentage of equity interest held, Voting		51.00%
Huaneng Yunnan Diandong Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		Held directly
Registered capital		¥ 9,648,142,100
Business nature and scope of operations		Electricity project investment, power generation and sale, and coal exploitation and investment
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Yunnan Diandong Yuwang Energy Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		Held directly
Registered capital		¥ 6,796,510,000
Business nature and scope of operations		Electricity project investment, power generation and sale, and coal exploitation and investment
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Huaneng Luoyang Co-generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		Held directly
Registered capital		¥ 600,000,000
Business nature and scope of operations		Production and sale of electricity and heating
Percentage of equity interest held, Interest		80.00%
Percentage of equity interest held, Voting		80.00%
Huaneng Zhumadian Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		Held directly
Registered capital		¥ 259,028,000
Business nature and scope of operations		Wind power generation, and new energy development and utilisation
Percentage of equity interest held, Interest		90.00%
Percentage of equity interest held, Voting		90.00%
SinoSing Power
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Type of interest held		Held directly
Registered capital | $				$ 1,476,420,585
Business nature and scope of operations		Investment holding
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Tuas Power
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Type of interest held		Held indirectly
Registered capital | $			$ 1,433,550,000
Business nature and scope of operations		Investment holding
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
Tuas Power Supply Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Type of interest held		Held indirectly
Registered capital | $			$ 500,000
Business nature and scope of operations		Power sale
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
TP Asset Management Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Type of interest held		Held indirectly
Business nature and scope of operations		Rendering of environment engineering services
Percentage of equity interest held, Interest		100.00%
Percentage of equity interest held, Voting		100.00%
TPGS Green Energy Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Type of interest held		Held indirectly
Business nature and scope of operations		Provision of utility services
Percentage of equity interest held, Interest		75.00%
Percentage of equity interest held, Voting		75.00%
Ruzhou Xuji Wind Power Generation Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		Held indirectly
Registered capital		¥ 4,000,000,000
Business nature and scope of operations		Wind power and photovoltaic power generation
Percentage of equity interest held, Interest		95.00%
Percentage of equity interest held, Voting		100.00%
Hong Kong Energy [member]
Disclosure of subsidiaries [line items]
Country of incorporation		Hong Kong
Type of interest held		Held indirectly
Registered capital | $				360,000,000
Business nature and scope of operations		Investment
Percentage of equity interest held, Interest		40.00%
Percentage of equity interest held, Voting		100.00%
Shandong Huatai Electric Power Operation & Maintenance (Private) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation		Pakistan
Type of interest held		Held indirectly
Registered capital | ₨					₨ 1,000,000
Business nature and scope of operations		Power generation operation and maintenance
Percentage of equity interest held, Interest		40.00%
Percentage of equity interest held, Voting		100.00%
Ruyi Pakistan Energy [member]
Disclosure of subsidiaries [line items]
Country of incorporation		Pakistan
Type of interest held		Held indirectly
Registered capital | $				$ 360,000,000
Business nature and scope of operations		Electric power production and sale
Percentage of equity interest held, Interest		40.00%
Percentage of equity interest held, Voting		100.00%
Shanxi Xiaoyi Energy [member]
Disclosure of subsidiaries [line items]
Country of incorporation		PRC
Type of interest held		Held indirectly
Registered capital		¥ 100,000,000
Business nature and scope of operations		Electricity sale, and sale of raw coal and processed coal
Percentage of equity interest held, Interest	49.00%	51.00%
Percentage of equity interest held, Voting		100.00%